Intangible Assets, Net	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

10. INTANGIBLE ASSETS, NET

The following table presents the Group’s intangible assets as of the respective balance sheet dates:

	Purchased software	Total	Total
	RMB	RMB	US$
Net balance as of December 31, 2025	62	62	9
Amortization expense	33	33	5
Net balance as of June 30, 2026	29	29	4

The intangible assets are amortized using the straight-line method, reflecting the Group’s best estimate of the pattern in which the economic benefits of these assets are consumed over their respective estimated useful lives of three to five years.

Amortization expenses for intangible assets were RMB35 and RMB33 (US$5) for the six months ended June 30, 2025 and 2026, respectively. No impairment charge was recorded for either of the six-month periods ended June 30, 2025 and 2026.

The estimated annual amortization expenses for intangible assets for each of the next five years are as follows:

	RMB	US$
2026 (July – December)	29	4
2027	-	-
	29	4